Production and similar taxes	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Production and similar taxes	Production and similar taxes

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2019	2018	2019	2018
US	79	89	160	179
Non-US	292	442	635	720
	371	531	795	899